Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 847	$ 590
Accounts receivable, net	3,378	3,658
Accounts receivable from related companies	35	63
Inventories	1,467	1,807
Exchanges receivable	44	67
Price risk management assets	81	39
Other current assets	301	312
Total current assets	6,153	6,536
PROPERTY, PLANT AND EQUIPMENT	45,018	33,917
ACCUMULATED DEPRECIATION AND DEPLETION	(4,726)	(3,235)
PROPERTY, PLANT AND EQUIPMENT, net	40,292	30,682
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3,659	4,014
NON-CURRENT PRICE RISK MANAGEMENT ASSETS	10	18
GOODWILL	7,865	5,894
INTANGIBLE ASSETS, net	5,582	2,264
OTHER NON-CURRENT ASSETS, net	908	922
Total assets	64,469	50,330
LIABILITIES AND EQUITY
Accounts payable	3,349	3,834
Accounts payable to related companies	19	14
Exchanges payable	184	284
Price risk management liabilities	21	53
Accrued and other current liabilities	2,201	1,678
Current maturities of long-term debt	1,008	637
Total current liabilities	6,782	6,500
LONG-TERM DEBT, less current maturities	29,653	22,562
DEFERRED INCOME TAXES	4,325	3,865
NON-CURRENT PRICE RISK MANAGEMENT LIABILITIES	154	73
OTHER NON-CURRENT LIABILITIES	$ 1,193	$ 1,019
COMMITMENTS AND CONTINGENCIES (Note 12)
REDEEMABLE NONCONTROLLING INTERESTS	$ 15	$ 0
PREFERRED UNITS OF SUBSIDIARY (Note 7)	33	32
Partners' Capital
General Partner	(1)	(3)
Limited Partners:
Common Unitholders (1,077,533,798 and 1,119846,600 units authorized, issued and outstanding as of December 31, 2014 and 2013, respectively)	648	1,066
Class D Units (3,080,000 units authorized, issued and outstanding)	22	6
Accumulated other comprehensive income (loss)	(5)	9
Total partners’ capital	664	1,078
Noncontrolling interest	21,650	15,201
Total equity	22,314	16,279
Total liabilities and equity	$ 64,469	$ 50,330